Incentive Units Narrative (Detail) (USD $)	3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended			3 Months Ended	6 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Incentive Units Time Vesting Feature Tranches	Jun. 30, 2014 Incentive Units Future Payment Condition Vesting Feature Tranche Tranches	Mar. 31, 2014 IPO	Jun. 30, 2014 IPO Incentive Units	Jun. 30, 2014 IPO Incentive Units	Jun. 30, 2014 IPO NGP Holdings Incentive Units	Jan. 29, 2014 IPO Incentive Unitholders	Mar. 31, 2014 IPO Incentive Unitholders Incentive Units	Jun. 30, 2014 IPO Incentive Unitholders Incentive Units Transactions	Jun. 30, 2014 IPO Rice Holdings Incentive Units	Dec. 31, 2013 NGP Holdings Incentive Units	Apr. 30, 2013 NGP Holdings Incentive Units Tier one Legacy units [Member]	Dec. 31, 2012 NGP Holdings Incentive Units Tier one Legacy units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units Tier Two Legacy units [Member]	Dec. 31, 2012 NGP Holdings Incentive Units Tier Two Legacy units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units Tier Three Legacy units [Member]	Dec. 31, 2012 NGP Holdings Incentive Units Tier Three Legacy units [Member]	Jun. 30, 2013 NGP Holdings Incentive Units New Tier One Units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units New Tier One Units [Member]	Jun. 30, 2013 NGP Holdings Incentive Units New Tier Two Units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units New Tier Two Units [Member]	Jun. 30, 2013 NGP Holdings Incentive Units New Tier Three Units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units New Tier Three Units [Member]	Jun. 30, 2013 NGP Holdings Incentive Units New Tier Four Units [Member]	Apr. 30, 2013 NGP Holdings Incentive Units New Tier Four Units [Member]	Jan. 29, 2014 NGP Holdings IPO	Jun. 30, 2014 NGP Holdings IPO Incentive Units	Mar. 31, 2014 NGP Holdings IPO Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock (shares)											160,831																			43,452,550
Payment for pre-determined payout criteria																															$ 4,400,000	$ 4,400,000
Number of transactions													2
Incentive unit expense	1,474,000	0	75,276,000	0			3,400,000	1,500,000	67,500,000			7,800,000	7,800,000
Unrecognized compensation cost										125,500,000				86,600,000	142,300,000																125,500,000
Number of tranches with time vest feature					3
Number of tranches without time vest feature						4
Units issued																$ 900,000	$ 100,000	$ 987,000	$ 13,000	$ 983,000	$ 17,000	$ 717,546	$ 100,000	$ 577,546	$ 100,000	$ 577,546	$ 100,000	$ 577,546	$ 100,000